Share-based Payments - Movements in Number of Restricted Share Units Dependent on Non-market Performance Condition Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values (Detail) - RSUs dependent on non-market performance condition [member]
$ / shares in Units, $ in Thousands
	12 Months Ended
	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	1,032,718	885,457
Granted	405,709	428,238
Exercised	(306,701)	(255,200)
Forfeited	(34,739)	(25,777)
Ending balance	1,096,987	1,032,718	885,457
Exercisable	566,996
Weighted average fair value, Beginning balance	$ 63.38	$ 52.67
Weighted average fair value, Granted	80.5	83.7	$ 74.14
Weighted average fair value, Exercised	61.3	59.34
Weighted average fair value, Forfeited	81.56	73.02
Weighted average fair value, Ending balance	69.73	$ 63.38	$ 52.67
Weighted average fair value, exercisable	$ 60.85
Aggregate intrinsic value | $	$ 55,436	$ 96,218	$ 75,698
Aggregate intrinsic value, exercisable | $	$ 28,650